Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive Income on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Total equity [member]	Non-controlling interest in subsidiaries [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2021		$ 313	$ 35,497	$ 171	$ 185	$ 2,269	$ 285	$ (354)			$ 0	$ 5,558	$ 13,599
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													999
Issued under the Stock Option Plan													57
Treasury shares sold/purchased													(17)
Issued to align capital position with increased regulatory requirements as announced by OSFI													0
Issued for acquisitions (Notes 10 and 16)											0		3,106
Net income attributable to bank shareholders	$ 13,537		13,537
Dividends on preferred shares and distributions payable on other equity instruments (Note 16)			(231)
Dividends on common shares (Note 16)			(3,634)
Issued during the year												2,250
Stock option expense, net of options exercised (Note 20)		3
(Losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	(4,999)				(4,999)
Unrealized (losses) on hedges of net foreign operations	3,202					(332)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)	659						659
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	1,282							1,282
Unrealized (losses) on fair value through OCI debt securities arising during the year				(520)
Unrealized gains on fair value through OCI equity securities arising during the year				1
Redeemed during the year												(1,500)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the year (Note 10)	(315)				(315)
Unrealized gains on translation of net foreign operations	(332)					3,202
Equity issue expense and premium paid on redemption of preferred shares			(52)
Net discount on sale of treasury shares			0
Reclassification to earnings of net losses related to divestitures (Note 10)	(29)					29
Net income attributable to non-controlling interest in subsidiaries											0
Reclassification to earnings of (gains) during the year	(11)			(11)
Other		1
Balance at end of year at Oct. 31, 2022	71,038	317	45,117	(359)	(5,129)	5,168	944	928	$ 1,552	$ 71,038	0	6,308	17,744
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan													1,609
Issued under the Stock Option Plan													61
Treasury shares sold/purchased													14
Issued to align capital position with increased regulatory requirements as announced by OSFI													3,360
Issued for acquisitions (Notes 10 and 16)											16		153
Net income attributable to bank shareholders	4,377		4,365
Dividends on preferred shares and distributions payable on other equity instruments (Note 16)			(331)
Dividends on common shares (Note 16)			(4,148)
Issued during the year												650
Stock option expense, net of options exercised (Note 20)		11
(Losses) on derivatives designated as cash flow hedges arising during the year (Note 8)	(1,292)				(1,292)
Unrealized (losses) on hedges of net foreign operations	1,399					(373)
Gains (losses) on remeasurement of pension and other employee future benefit plans (Note 21)	(1)						(1)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(291)							(291)
Unrealized (losses) on fair value through OCI debt securities arising during the year				(74)
Unrealized gains on fair value through OCI equity securities arising during the year				0
Redeemed during the year												0
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the year (Note 10)	973				973
Unrealized gains on translation of net foreign operations	(373)					1,399
Equity issue expense and premium paid on redemption of preferred shares			(73)
Net discount on sale of treasury shares			(10)
Reclassification to earnings of net losses related to divestitures (Note 10)	0					0
Net income attributable to non-controlling interest in subsidiaries	12										12
Reclassification to earnings of (gains) during the year	(31)			(31)
Other		0
Balance at end of year at Oct. 31, 2023	$ 77,037	$ 328	$ 44,920	$ (464)	$ (5,448)	$ 6,194	$ 943	$ 637	$ 1,862	$ 77,009	$ 28	$ 6,958	$ 22,941